CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (PARENTHETICAL) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
Unrealized loss on investment, tax	$ 0
Change in fair value of derivatives qualifying as cash flow hedges, tax	31,885	(25,555)	(28,429)
Translation adjustment changes, tax	6,938	3,100	(7,606)
Unrealized holding gains (losses) on securities, tax	0	0	6
Unrealized gain (loss) on Euro-denominated debt, tax	12,656	5,182	5,665
Stock-based employee compensation charges, tax	$ 0	$ 0	$ 643